UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number       811-08703

Dreyfus High Yield Strategies Fund

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:    3/31

Date of reporting period:  6/30/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
June 30, 2014 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--137.2%		Rate (%)	Date	Amount ($) [a]		Value ($)
Casinos--5.8%
AMC Entertaiment,
Gtd. Notes		9.75	12/1/20	3,715,000	b	4,253,675
Live Nation Entertainment,
Gtd. Notes		7.00	9/1/20	400,000	b,c	440,000
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	740,000	b	869,500
MGM Resorts International,
Gtd. Notes		10.00	11/1/16	2,370,000	b	2,814,375
MGM Resorts International,
Gtd. Notes		11.38	3/1/18	3,940,000	b	5,131,850
Pinnacle Entertainment,
Gtd. Notes		7.50	4/15/21	1,695,000	b	1,830,600
Pinnacle Entertainment,
Gtd. Notes		8.75	5/15/20	1,095,000	b	1,199,025
Scientific Games International,
Gtd. Notes		9.25	6/15/19	900,000	b	946,620
						17,485,645
Consumer Discretionary--21.6%
Accudyne Industries,
Gtd. Notes		7.75	12/15/20	1,340,000	b,c	1,440,500
Allbritton Communications,
Sr. Unscd. Notes		8.00	5/15/18	1,105,000	b	1,157,488
AMC Networks,
Gtd. Notes		7.75	7/15/21	1,215,000	b	1,365,356
Cablevision Systems,
Sr. Unscd. Notes		8.00	4/15/20	555,000	b	632,353
Cablevision Systems,
Sr. Unscd. Notes		8.63	9/15/17	2,675,000	b	3,119,719
CCO Holdings,
Gtd. Notes		8.13	4/30/20	1,350,000		1,464,750
Chrysler Group,
Scd. Notes		8.25	6/15/21	3,660,000	b	4,154,100
Cirsa Funding Luxembourg,
Gtd. Notes	EUR	8.75	5/15/18	195,000		278,028
Clear Channel Communications,
Sr. Scd. Notes		9.00	12/15/19	1,865,000	b	1,995,550

Clear Channel Communications,
Sr. Scd. Notes	9.00	3/1/21	675,000	b	724,781
Clear Channel Communications,
Gtd. Notes	14.00	2/1/21	1,086,800		1,123,480
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	2,525,000		2,736,469
CSC Holdings,
Sr. Unscd. Notes	7.63	7/15/18	1,000,000		1,158,750
Cumulus Media Holdings,
Gtd. Notes	7.75	5/1/19	1,765,000	b	1,866,488
DriveTime Automotive Group,
Sr. Scd. Notes	8.00	6/1/21	1,185,000	c	1,214,625
Ferrellgas Partners,
Sr. Unscd. Notes	8.63	6/15/20	985,000		1,056,413
Ferrellgas,
Sr. Unscd. Notes	6.75	1/15/22	1,780,000	b,c	1,869,000
Goodyear Tire & Rubber,
Gtd. Notes	8.25	8/15/20	1,450,000	b	1,598,625
Hillman Group,
Sr. Unscd. Notes	6.38	7/15/22	1,265,000	c	1,271,325
Hillman Group,
Gtd. Notes	10.88	6/1/18	1,855,000	b	1,968,712
Lear,
Gtd. Notes	8.13	3/15/20	480,000	b	517,800
Nara Cable Funding,
Sr. Scd. Notes	8.88	12/1/18	1,200,000	b,c	1,287,000
Neiman Marcus Group,
Gtd. Notes	8.00	10/15/21	770,000	b,c	833,525
Neiman Marcus Group,
Gtd. Notes	8.75	10/15/21	460,000	b,c	503,700
New Look Bondco I,
Sr. Scd. Notes	8.38	5/14/18	995,000	b,c	1,070,919
Nexstar Broadcasting,
Gtd. Notes	6.88	11/15/20	1,615,000	b	1,748,238
Numericable Group,
Sr. Scd. Bonds	6.00	5/15/22	565,000	c	588,306
Numericable Group,
Sr. Scd. Bonds	6.25	5/15/24	1,450,000	c	1,515,250
Ono Finance II,
Gtd. Notes	10.88	7/15/19	1,370,000	b,c	1,503,575
RCN Telecom Services,
Sr. Unscd. Notes	8.50	8/15/20	1,235,000	b,c	1,327,625
Rite Aid,

Gtd. Notes		6.75	6/15/21	1,860,000	b	2,022,750
Schaeffler Finance,
Sr. Scd. Notes		7.75	2/15/17	390,000	b,c	441,675
Shea Homes Funding,
Sr. Scd. Notes		8.63	5/15/19	3,200,000	b	3,504,000
Standard Pacific,
Gtd. Notes		8.38	5/15/18	2,025,000	b	2,399,625
StoneMor Partners,
Gtd. Notes		7.88	6/1/21	1,540,000	b,c	1,624,700
Taylor Morrison Communities,
Gtd. Notes		7.75	4/15/20	2,735,000	b,c	3,001,662
Townsquare Radio,
Gtd. Notes		9.00	4/1/19	1,350,000	b,c	1,501,875
Unitymedia Hessen & Co.,
Sr. Scd. Notes		7.50	3/15/19	1,870,000	b,c	2,005,575
Unitymedia,
Scd. Notes	EUR	9.63	12/1/19	1,310,000		1,931,040
Wave Holdco,
Sr. Unscd. Notes		8.25	7/15/19	1,125,000	c	1,160,156
William Lyon Homes,
Gtd. Notes		8.50	11/15/20	1,610,000	b	1,809,237
						64,494,745
Consumer Staples--3.0%
Albea Beauty Holdings,
Sr. Scd. Notes		8.38	11/1/19	1,890,000	b,c	2,064,825
Bakkavor Finance 2,
Sr. Scd. Notes	GBP	8.75	6/15/20	525,000		1,010,790
CCO Holdings,
Gtd. Notes		6.63	1/31/22	1,445,000	b	1,558,794
Pinnacle Operating,
Scd. Notes		9.00	11/15/20	985,000	b,c	1,071,187
Post Holdings,
Gtd. Notes		7.38	2/15/22	2,505,000	b	2,714,794
RSI Home Products,
Scd. Notes		6.88	3/1/18	395,000	b,c	422,650
						8,843,040
Energy--15.4%
Antero Resources Finance,
Gtd. Notes		5.38	11/1/21	440,000		458,150
Antero Resources,
Gtd. Notes		5.13	12/1/22	1,570,000	c	1,615,138
Bonanza Creek Energy,
Gtd. Notes		6.75	4/15/21	1,985,000	b	2,133,875

Carrizo Oil & Gas,
Gtd. Notes	7.50	9/15/20	1,920,000	b	2,116,800
CONSOL Energy,
Gtd. Notes	8.25	4/1/20	2,893,000		3,146,138
Diamondback Energy,
Gtd. Notes	7.63	10/1/21	1,755,000	b,c	1,939,275
EP Energy Finance,
Sr. Unscd. Notes	9.38	5/1/20	2,200,000	b	2,530,000
Forum Energy Technologies,
Gtd. Notes	6.25	10/1/21	1,465,000	b,c	1,560,225
Halcon Resources,
Gtd. Notes	8.88	5/15/21	820,000	b	885,600
Halcon Resources,
Gtd. Notes	9.75	7/15/20	2,820,000	b	3,091,425
Hercules Offshore,
Gtd. Notes	7.50	10/1/21	175,000	b,c	174,563
Hercules Offshore,
Gtd. Notes	8.75	7/15/21	1,605,000	b,c	1,705,313
Jones Energy Holdings,
Gtd. Notes	6.75	4/1/22	1,125,000	c	1,189,688
Kodiak Oil & Gas,
Gtd. Notes	8.13	12/1/19	1,720,000	b	1,913,500
Murray Energy,
Sr. Scd. Notes	8.63	6/15/21	1,250,000	b,c	1,359,375
Newfield Exploration,
Sr. Sub. Notes	6.88	2/1/20	1,550,000	b	1,650,750
Northern Oil and Gas,
Gtd. Notes	8.00	6/1/20	1,955,000	b	2,096,737
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	875,000	b,c	958,125
Offshore Group Investment,
Sr. Scd. Notes	7.13	4/1/23	925,000	b	943,500
Offshore Group Investment,
Sr. Scd. Notes	7.50	11/1/19	1,895,000	b	2,013,437
Parker Drilling,
Gtd. Notes	6.75	7/15/22	1,265,000	b,c	1,321,925
Rex Energy,
Gtd. Notes	8.88	12/1/20	1,905,000	b	2,124,075
Rosetta Resources,
Gtd. Notes	5.88	6/1/24	395,000		411,294
Sanchez Energy,
Gtd. Notes	6.13	1/15/23	785,000	c	812,475
Sanchez Energy,

Gtd. Notes		7.75	6/15/21	1,410,000	b,c	1,536,900
Welltec,
Sr. Scd. Notes		8.00	2/1/19	2,990,000	b,c	3,199,300
Westmoreland Coal,
Sr. Scd. Notes		10.75	2/1/18	1,370,000		1,474,462
Westmoreland Coal,
Sr. Scd. Notes		10.75	2/1/18	1,445,000	b,c	1,555,181
						45,917,226
Financial--14.6%
Ahern Rentals,
Scd. Notes		9.50	6/15/18	1,950,000	b,c	2,159,625
Ally Financial,
Gtd. Notes		7.50	9/15/20	1,410,000	b	1,704,338
Ally Financial,
Gtd. Notes		8.00	11/1/31	1,630,000	b	2,090,475
Ashton Woods USA/Finance,
Sr. Unscd. Notes		6.88	2/15/21	1,915,000	b,c	1,919,788
Boparan Finance,
Gtd. Notes	EUR	9.75	4/30/18	1,530,000		2,256,870
Hockey Merger Sub 2,
Sr. Unscd. Notes		7.88	10/1/21	2,330,000	b,c	2,507,663
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	3,195,000	b	3,953,812
International Lease Finance,
Sr. Unscd. Notes		8.63	1/15/22	1,255,000	b	1,579,731
International Lease Finance,
Sr. Unscd. Notes		8.88	9/1/17	1,675,000	b	1,986,969
Jurassic Holdings III,
Scd. Notes		6.88	2/15/21	1,685,000	b,c	1,722,912
Lloyds Bank,
Sub. Notes	GBP	10.75	12/16/21	2,385,000	d	4,862,286
Lloyds Bank,
Sub. Notes	EUR	11.88	12/16/21	690,000	d	1,177,993
Lloyds Banking Group,
Jr. Sub. Notes		6.66	1/29/49	820,000	c,d	920,450
Lloyds Banking Group,
Jr. Sub. Bonds		7.50	4/30/49	1,022,000	d	1,089,963
Navient,
Sr. Unscd. Notes		8.00	3/25/20	940,000	b	1,089,225
Navient,
Sr. Unscd. Notes		8.45	6/15/18	2,675,000	b	3,168,203
Nuveen Investments,
Sr. Unscd. Notes		9.13	10/15/17	300,000	b,c	326,625

Nuveen Investments,
Sr. Unscd. Notes		9.50	10/15/20	2,390,000	b,c	2,844,100
Provident Funding Associates,
Gtd. Notes		6.75	6/15/21	1,205,000	b,c	1,226,088
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	1,530,000	d	1,797,192
USI,
Sr. Unscd. Notes		7.75	1/15/21	2,355,000	b,c	2,431,538
Weyerhauser Real Estate,
Sr. Uncd. Notes		5.88	6/15/24	790,000	c	815,675
						43,631,521
Health Care--10.1%
CHS/Community Health Systems,
Gtd. Notes		6.88	2/1/22	3,380,000	b,c	3,599,700
CHS/Community Health Systems,
Gtd. Notes		8.00	11/15/19	1,900,000	b	2,085,250
ConvaTec Finance International,
Sr. Unscd. Notes		8.25	1/15/19	1,615,000	b,c	1,655,375
HCA,
Gtd. Notes		7.50	2/15/22	5,470,000	b	6,324,688
IASIS Healthcare,
Gtd. Notes		8.38	5/15/19	1,405,000	b	1,501,594
Kindred Healthcare,
Gtd. Notes		6.38	4/15/22	1,120,000	c	1,131,200
Physio-Control International,
Sr. Scd. Notes		9.88	1/15/19	1,971,000	b,c	2,187,810
STHI Holding,
Scd. Notes		8.00	3/15/18	1,940,000	b,c	2,058,825
Tenet Healthcare,
Sr. Unscd. Notes		8.13	4/1/22	5,355,000	b	6,211,800
United Surgical Partners
International, Gtd. Notes		9.00	4/1/20	2,130,000	b	2,361,637
Valeant Pharmaceuticals
International, Gtd. Notes		6.75	8/15/21	1,105,000	b,c	1,180,969
						30,298,848
Industrial--18.2%
AA Bond,
Scd. Notes	GBP	9.50	7/31/43	490,000		949,274
Abengoa Finance,
Gtd. Notes	EUR	8.88	2/5/18	1,960,000		3,109,886
ADS Waste Holdings,
Gtd. Notes		8.25	10/1/20	2,930,000	b	3,171,725
Algeco Scotsman Global Finance,

Sr. Scd. Notes		8.50	10/15/18	1,150,000	b,c	1,227,625
Algeco Scotsman Global Finance,
Sr. Scd. Notes	EUR	9.00	10/15/18	610,000		893,809
Algeco Scotsman Global Finance,
Gtd. Notes		10.75	10/15/19	1,325,000	b,c	1,371,375
Cemex,
Sr. Scd. Notes		9.50	6/15/18	1,795,000	c	2,064,250
Ceridian HCM Holding,
Sr. Unscd. Notes		11.00	3/15/21	1,085,000	b,c	1,258,600
Ceridian,
Sr. Scd. Notes		8.88	7/15/19	700,000	b,c	794,500
Ceridian,
Gtd. Notes		12.25	11/15/15	150	b	150
Ceridian/Comdata,
Gtd. Notes		8.13	11/15/17	880,000	c	891,000
Deutsche Raststaetten Gruppe IV,
Scd. Notes	EUR	6.75	12/30/20	750,000	c	1,098,863
Galapagos Holding,
Sr. Unscd. Notes	EUR	7.00	6/15/22	700,000	c	977,680
Gardner Denver,
Sr. Unscd. Notes		6.88	8/15/21	2,015,000	b,c	2,125,825
Gates Global,
Sr. Unscd. Notes		6.00	7/15/22	1,855,000	c	1,864,275
Interline Brands,
Sr. Unscd. Notes		10.00	11/15/18	2,420,000	b	2,601,500
JLL/Delta Dutch Newco,
Sr. Unscd. Notes		7.50	2/1/22	1,990,000	b,c	2,067,112
Manitowoc,
Gtd. Notes		8.50	11/1/20	3,100,000	b	3,472,000
Marquette Transportation Finance,
Scd. Notes		10.88	1/15/17	1,980,000	b	2,100,285
Mobile Mini,
Gtd. Notes		7.88	12/1/20	945,000	b	1,039,500
Mueller Water Products,
Gtd. Notes		8.75	9/1/20	1,100,000		1,227,875
Navios Maritime Acquisition,
Sr. Scd. Notes		8.13	11/15/21	1,690,000	b,c	1,774,500
Navios South American Logistics,
Gtd. Notes		7.25	5/1/22	1,725,000	c	1,798,313
Nortek,
Gtd. Notes		8.50	4/15/21	1,570,000	b	1,742,700
Obrascon Huarte Lain,
Sr. Unscd. Notes	EUR	8.75	3/15/18	735,000		1,099,531

Reliance Intermediate Holdings,
Sr. Scd. Notes	9.50	12/15/19	2,515,000	b,c	2,728,775
ServiceMaster,
Gtd. Notes	7.00	8/15/20	1,015,000	b	1,084,781
ServiceMaster,
Gtd. Notes	8.00	2/15/20	1,585,000	b	1,715,763
TransDigm,
Gtd. Notes	6.00	7/15/22	440,000	c	452,650
TransDigm,
Gtd. Notes	6.50	7/15/24	1,935,000	c	2,017,238
TransUnion Holding,
Sr. Unscd. Notes	9.63	6/15/18	1,915,000	b	2,021,282
United Rentals North America,
Gtd. Notes	8.38	9/15/20	1,900,000	b	2,094,750
Zachry Holdings,
Sr. Unscd. Notes	7.50	2/1/20	1,335,000	b,c	1,438,463
					54,275,855
Information Technology--7.6%
Alcatel-Lucent USA,
Sr. Unscd. Debs.	6.45	3/15/29	2,295,000		2,283,525
Alcatel-Lucent USA,
Gtd. Notes	6.75	11/15/20	805,000	b,c	861,350
Amkor Technology,
Sr. Unscd. Notes	6.38	10/1/22	525,000	b	561,750
CDW Finance,
Gtd. Notes	8.50	4/1/19	3,748,000	b	4,075,950
Eagle Midco,
Sr. Unscd. Notes	9.00	6/15/18	455,000	b,c	472,062
Epicor Software,
Gtd. Notes	8.63	5/1/19	2,565,000	b	2,773,406
First Data,
Scd. Notes	8.25	1/15/21	1,636,000	b,c	1,799,600
First Data,
Gtd. Notes	10.63	6/15/21	225,000	b	263,250
First Data,
Gtd. Notes	11.75	8/15/21	4,560,000	b	5,432,100
Infor US,
Gtd. Notes	9.38	4/1/19	1,475,000	b	1,648,313
Sophia,
Gtd. Notes	9.75	1/15/19	1,553,000	b,c	1,716,065
Sophia Holding Finance,
Gtd. Notes	9.63	12/1/18	760,000	b,c	794,200
					22,681,571

Materials--19.4%
AEP Industries,
Sr. Unscd. Notes		8.25	4/15/19	2,125,000	b	2,244,531
ArcelorMittal,
Sr. Unscd. Bonds		10.35	6/1/19	3,323,000	b,d	4,270,055
ARD Finance,
Sr. Scd. Notes		11.13	6/1/18	2,257,154	b,c	2,389,310
Ardagh Finance Holdings,
Sr. Unscd. Notes		8.63	6/15/19	1,365,000	c	1,412,775
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	2,000,000	c	2,225,000
Ardagh Packaging Finance,
Gtd. Notes	EUR	9.25	10/15/20	1,625,000		2,430,936
Axalta Coating Systems/Dutch,
Gtd. Notes		7.38	5/1/21	2,625,000	b,c	2,874,375
BOE Intermediate Holding,
Sr. Unscd. Notes		9.00	11/1/17	915,552	b,c	960,757
BOE Merger,
Sr. Unscd. Notes		9.50	11/1/17	1,225,000	b,c	1,293,906
BWAY Holding,
Gtd. Notes		10.00	6/15/18	1,080,000	b	1,139,400
Dynacast International,
Scd. Notes		9.25	7/15/19	3,825,000	b	4,226,625
Edgen Murray,
Sr. Scd. Notes		8.75	11/1/20	1,109,000	b,c	1,271,191
FMG Resources (August 2006),
Gtd. Notes		6.88	4/1/22	3,415,000	b,c	3,675,394
Global Brass & Copper,
Sr. Scd. Notes		9.50	6/1/19	1,655,000	b	1,894,975
Hexion U.S. Finance,
Sr. Scd. Notes		6.63	4/15/20	190,000	b	202,350
Hexion U.S. Finance,
Sr. Scd. Notes		8.88	2/1/18	1,160,000	b	1,209,300
Huntsman International,
Gtd. Notes		8.63	3/15/21	1,515,000	b	1,681,650
INEOS Finance,
Sr. Scd. Notes		7.50	5/1/20	305,000	b,c	333,213
INEOS Finance,
Sr. Scd. Notes		8.38	2/15/19	1,225,000	b,c	1,342,906
INEOS Group Holdings,
Gtd. Notes	EUR	6.50	8/15/18	505,000		722,614
Rentech Nitrogen Partners,
Scd. Notes		6.50	4/15/21	1,890,000	b,c	1,918,350

Reynolds Group,
Gtd. Notes	8.50	5/15/18	4,155,000	b,d	4,352,362
Reynolds Group,
Gtd. Notes	9.88	8/15/19	2,230,000	b	2,480,875
Ryerson,
Sr. Scd. Notes	9.00	10/15/17	1,970,000		2,112,825
Sappi Papier Holding,
Sr. Scd. Notes	7.75	7/15/17	730,000	b,c	815,775
Sappi Papier Holding,
Sr. Scd. Notes	8.38	6/15/19	1,910,000	b,c	2,115,325
Sealed Air,
Gtd. Notes	8.13	9/15/19	1,270,000	b,c	1,404,937
Sealed Air,
Gtd. Notes	8.38	9/15/21	1,030,000	b,c	1,184,500
Signode Industrial Group,
Sr. Unscd. Notes	6.38	5/1/22	1,700,000	c	1,725,500
TPC Group,
Sr. Scd. Notes	8.75	12/15/20	2,000,000	b,c	2,225,000
					58,136,712
Telecommunications--17.2%
Altice,
Sr. Scd. Notes	7.75	5/15/22	1,680,000	c	1,797,600
CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75	12/1/23	2,900,000		3,182,750
Cincinnati Bell,
Gtd. Notes	8.38	10/15/20	1,215,000	b	1,338,019
CommScope Holdings,
Sr. Unscd. Notes	6.63	6/1/20	1,030,000	b,c	1,104,675
CPI International,
Gtd. Notes	8.75	2/15/18	1,355,000	b,d	1,426,138
Digicel,
Sr. Unscd. Notes	8.25	9/1/17	20,000	c	20,676
Digicel Group,
Sr. Unscd. Notes	7.13	4/1/22	1,425,000	c	1,489,125
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	1,525,000	c	1,669,875
Eileme 2,
Sr. Scd. Notes	11.63	1/31/20	2,900,000	b,c	3,480,000
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	1,305,000	b	1,520,325
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	2,010,000	b	2,311,500
Intelsat Luxembourg,

Gtd. Bonds		7.75	6/1/21	4,745,000	b	5,041,562
Level 3 Financing,
Gtd. Notes		8.13	7/1/19	1,000,000	b	1,096,250
Level 3 Financing,
Gtd. Notes		8.63	7/15/20	2,430,000	b	2,733,750
Sable International Finance,
Sr. Scd. Notes		8.75	2/1/20	1,845,000	b,c	2,084,850
Sprint Communications,
Gtd. Notes		9.00	11/15/18	930,000	b,c	1,129,950
Sprint Communications,
Sr. Unscd. Notes		11.50	11/15/21	5,325,000	b	7,215,375
Sprint,
Gtd. Notes		7.25	9/15/21	1,125,000	b,c	1,244,531
Sprint,
Gtd. Notes		7.88	9/15/23	555,000	b,c	618,825
T-Mobile USA,
Gtd. Notes		6.84	4/28/23	1,940,000	b	2,119,450
West,
Gtd. Notes		8.63	10/1/18	3,145,000	b	3,345,494
Wind Acquisition Finance,
Gtd. Notes		7.38	4/23/21	4,000,000	c	4,280,000
Windstream,
Gtd. Notes		7.75	10/15/20	975,000		1,061,531
						51,312,251
Utilities--4.3%
AES,
Sr. Unscd. Notes		9.75	4/15/16	3,195,000	b	3,626,325
Calpine,
Sr. Scd. Notes		7.50	2/15/21	1,147,000	b,c	1,245,929
Calpine,
Sr. Scd. Notes		7.88	1/15/23	1,862,000	b,c	2,085,440
NRG Energy,
Gtd. Notes		6.25	7/15/22	1,760,000	b,c	1,878,800
NRG Energy,
Gtd. Notes		7.88	5/15/21	1,540,000		1,715,175
Techem Energy Metering Service &
Co., Gtd. Notes	EUR	7.88	10/1/20	1,435,000	c	2,213,905
						12,765,574
Total Bonds and Notes
(cost $385,226,141)						409,842,988

Preferred Stocks--.9%				Shares		Value ($)
Financial

GMAC Capital Trust I,
Ser. 2, 8.13%
(cost $2,492,932)	98,738 [d]	2,695,547

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,302,866)	1,302,866 [e]	1,302,866
Total Investments (cost $389,021,939)	138.5%	413,841,401
Liabilities, Less Cash and Receivables	(38.5%)	(115,000,110)
Net Assets	100.0%	298,841,291

a	Principal amount stated in U.S. Dollars unless otherwise noted. EUR -- Euro GBP -- British Pound
b	Collateral for Revolving Credit and Security Agreement.
c

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities were valued at $162,882,197 or 54.5% of net assets.

d	Variable rate security--interest rate subject to periodic change.
e	Investment in affiliated money market mutual fund.

At June 30, 2014, net unrealized appreciation on investments was $24,819,462 of which $25,094,097 related to appreciated investment securities and $274,635 related to depreciated investment securities. At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	137.2
Preferred Stocks	.9
Money Market Investment	.4
138.5
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
June 30, 2014 (Unaudited)

		Foreign
Forward Foreign Currency		Currency			Unrealized
Exchange Contracts		Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

British Pound,
Expiring:
7/31/2014	a	670,000	1,139,364	1,146,348	(6,984)
7/31/2014	b	3,345,000	5,688,249	5,723,186	(34,937)

Euro,
Expiring:
7/31/2014	b	4,935,000	6,708,975	6,758,354	(49,379)
7/31/2014	c	4,755,000	6,464,945	6,511,849	(46,904)
7/31/2014	d	3,860,000	5,247,643	5,286,170	(38,527)

					(176,731)

Counterparties:

a	Barclays Bank
b	Goldman Sachs International
c	Commonwealth Bank of Australia
d	Morgan Stanley Capital Services

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	409,842,988	-	409,842,988
Mutual Funds	1,302,866	-	-	1,302,866
Preferred Stocks+		2,695,547		2,695,547
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++		(176,731)		(176,731)
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 21, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 21, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)